Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2013
Loan Commitments and Standby Letters of Credit
The amounts of loan commitments and standby letters of credit are set forth in the following table as of December 31, 2013 and 2012:

	December 31,
(dollars in thousands)	2013	2012
Loan commitments	$102,703	$98,922
Standby letters of credit	$7,114	$6,851